Shareholder Report, Average Annual Return (Details) 196096_Leuthold Global Fund_Retail_TSR Annual {Retail}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Retail
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail (without sales charge)
Average Annual Return, Percent	8.64%	7.34%	4.76%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.27%	13.54%	11.91%
Bloomberg Global Aggregate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate
Average Annual Return, Percent	2.40%	(1.56%)	1.15%
50% MSCI ACWI / 50% BBG Global Agg [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI / 50% BBG Global Agg
Average Annual Return, Percent	9.73%	5.90%	6.61%